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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________
    This Amendment (Check only one.): [ ]  is a restatement
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: President and Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio         August 8, 2008
---------------------------------   ----------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1
Form 13F Information Table Entry Total:            5
Form 13F Information Table Value Total        18,608
                                         (thousands)

List of Other Included Managers:

No.   File No.    Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                             COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5       COLUMN 6   COLUMN 7 COLUMN 8
                             -------- --------- -------- ---------     ------------ -------- --------
                             TITLE OF             FMV     SHARES/  SH/  INVESTMENT     OTH
           ISSUER              CLASS    CUSIP     (000)  PRINCIPAL PRN      DIS       MGRS     SOLE    SHARED NONE
---------------------------- -------- --------- -------- --------- --- ------------ -------- -------- ------- ----
EXXON MOBIL CORPORATION      COMMON   30231G102    8,989   102,000  SH SHARED-OTHER    01       --    102,000  --
GENERAL ELECTRIC CO          COMMON   369604103    1,335    50,000  SH SHARED-OTHER    01       --     50,000  --
GENUINE PARTS CO             COMMON   372460105      595    15,000  SH SHARED-OTHER    01       --     15,000  --
JOHNSON & JOHNSON            COMMON   478160104    1,609    25,000  SH SHARED-OTHER    01       --     25,000  --
PROCTER & GAMBLE CORPORATION COMMON   742718109    6,081   100,000  SH SHARED-OTHER    01       --    100,000  --
                                                  18,608


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